Fair Value Measurements - Schedule of Assets and Liabilities Measured at Fair Value (Details) - Recurring - USD ($) $ in Thousands	Jan. 31, 2021	Jan. 31, 2020
Level 1
Assets:
Foreign currency forward contracts	$ 0	$ 0
Total assets	0	0
Liabilities:
Foreign currency forward contracts	0	0
Contingent consideration—business combinations	0	0
Total liabilities	0	0
Level 2
Assets:
Foreign currency forward contracts	998	812
Total assets	998	812
Liabilities:
Foreign currency forward contracts	678	132
Contingent consideration—business combinations	0	0
Total liabilities	678	132
Level 3
Assets:
Foreign currency forward contracts	0	0
Total assets	0	0
Liabilities:
Foreign currency forward contracts	0	0
Contingent consideration—business combinations	2,923	11,509
Total liabilities	$ 2,923	$ 11,509